Fair value measurements - Schedule of Changes in Level 3 Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair value measurements
Balance at the beginning	$ 21,299
Acquisition		$ 21,299
Reclassification (iv)	42,619
Balance at the end	$ 63,918	$ 21,299